UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601
Signature, Place, and Date of Signing:

         Ronald H. Oliver      Westport, Connecticut       May 14, 2009
         ----------------      ---------------------       ------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total (x$1,000): $ 651,545


List of Included Managers:

         Andrew J. Knuth   Westport Advisers, LLC
         Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     3,656      291,522 SH          Sole               291,522
Abbott Laboratories                 COM       002824100     2,623       55,000 SH          Sole                55,000
Air Products & Chemicals, Inc.      COM       009158106     1,687       30,000 SH          Sole                30,000
American Eagle Outfitters, Inc      COM       02553E106       490       40,000 SH          Sole                40,000
Amphenol Corp.                      COM       032095101     3,419      120,000 SH          Sole               120,000
Anadarko Petroleum Corp.            COM       032511107     4,181      107,500 SH          Sole               107,500
Arbitron, Inc.                      COM       03875Q108    10,173      677,753 SH          Sole               677,753
Arthur J. Gallagher & Company       COM       363576109    11,455      673,817 SH          Sole               673,817
Baldor Electric Company             COM       057741100    13,171      909,002 SH          Sole               909,002
Big Lots, Inc.                      COM       089302103    27,285    1,313,056 SH          Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101    17,560      928,614 SH          Sole               928,614
CA, Inc.                            COM       12673P105     3,346      190,000 SH          Sole               190,000
CACI International, Inc.            COM       127190304     8,061      220,900 SH          Sole               220,900
CVS/Caremark Corp.                  COM       126650100    18,146      660,090 SH          Sole               660,090
Charles River Laboratories Int      COM       159864107    19,082      701,300 SH          Sole               701,300
Checkpoint Systems, Inc.            COM       162825103     6,607      736,600 SH          Sole               736,600
Chicago Bridge & Iron Company       COM       167250109       820      130,800 SH          Sole               130,800
Cox Radio, Inc. - Class A           COM       224051102     1,652      402,978 SH          Sole               402,978
Cullen/Frost Bankers, Inc.          COM       229899109     2,347       50,000 SH          Sole                50,000
Darden Restaurants, Inc.            COM       237194105    25,113      733,000 SH          Sole               733,000
DeVry, Inc.                         COM       251893103    61,429    1,275,000 SH          Sole             1,275,000
Del Monte Foods Company             COM       24522P103    17,935    2,460,154 SH          Sole             2,460,154
Diebold, Inc.                       COM       253651103     1,249       58,500 SH          Sole                58,500
Dr. Pepper Snapple Group, Inc.      COM       26138E109     3,762      222,500 SH          Sole               222,500
EMS Technologies, Inc.              COM       26873N108     4,411      252,613 SH          Sole               252,613
EOG Resources, Inc.                 COM       26875P101     4,928       90,000 SH          Sole                90,000
Energy Partners Ltd                 COM       29270U105        67      744,637 SH          Sole               744,637
FEI Company                         COM       30241L109       602       39,000 SH          Sole                39,000
FMC Corp.                           COM       302491303     3,235       75,000 SH          Sole                75,000
FedEx Corp.                         COM       31428X106     1,891       42,500 SH          Sole                42,500
Forest Oil Corp.                    COM       346091705     9,574      728,058 SH          Sole               728,058
Forestar Group, Inc.                COM       346233109     1,829      239,096 SH          Sole               239,096
General Communication, Inc. -       COM       369385109     4,940      739,450 SH          Sole               739,450
Helmerich & Payne, Inc.             COM       423452101       707       31,060 SH          Sole                31,060
IMS Health, Inc.                    COM       449934108     5,611      450,000 SH          Sole               450,000
IPG Photonics Corp.                 COM       44980X109     4,174      495,729 SH          Sole               495,729
IShares Russell Midcap Index        COM       464287499     1,053       19,500 SH          Sole                19,500
IShares S&P Midcap 400              COM       464287507       973       20,000 SH          Sole                20,000
ITT Educational Services, Inc.      COM       45068B109    72,366      596,000 SH          Sole               596,000
International Rectifier Corp.       COM       460254105       838       62,000 SH          Sole                62,000
Interpublic Group of Companies      COM       460690100       412      100,000 SH          Sole               100,000
John Wiley & Sons, Inc.             COM       968223206    17,580      590,330 SH          Sole               590,330
KBR, Inc.                           COM       48242W106     5,187      375,586 SH          Sole               375,586
Kinetic Concepts, Inc.              COM       49460W208     4,418      209,200 SH          Sole               209,200
Laboratory Corporation of Amer      COM       50540R409     3,363       57,500 SH          Sole                57,500
McCormick & Company, Inc.           COM       579780206     3,548      120,000 SH          Sole               120,000
Orient Express Hotels Ltd. - C      COM       G67743107     2,374      579,100 SH          Sole               579,100
Pall Corp.                          COM       696429307     3,320      162,500 SH          Sole               162,500
Parametric Technology Corp.         COM       699173209     1,447      145,000 SH          Sole               145,000
Perot Systems Corp. - Class A       COM       714265105    11,914      925,000 SH          Sole               925,000
Plains Exploration & Productio      COM       726505100    15,558      902,950 SH          Sole               902,950
Praxair, Inc.                       COM       74005P104     4,542       67,500 SH          Sole                67,500
Precision Castparts Corp.           COM       740189105    43,577      727,500 SH          Sole               727,500
QLogic Corp.                        COM       747277101     7,542      678,209 SH          Sole               678,209
Rogers Corp.                        COM       775133101     3,111      164,800 SH          Sole               164,800
Ruby Tuesday, Inc.                  COM       781182100     1,676      573,896 SH          Sole               573,896
Saks, Inc.                          COM       79377w108     1,707      912,600 SH          Sole               912,600
State Street Corp.                  COM       857477103     1,924       62,500 SH          Sole                62,500
Sterling Financial Corp.            COM       859319105       569      275,000 SH          Sole               275,000
Stone Energy Corp.                  COM       861642106     1,062      319,000 SH          Sole               319,000
SunTrust Banks, Inc.                COM       867914103       117       10,000 SH          Sole                10,000
Synopsys, Inc.                      COM       871607107    28,273    1,363,892 SH          Sole             1,363,892
Teradata Corp.                      COM       88076W103     1,204       74,200 SH          Sole                74,200
Texas Instruments, Inc.             COM       882508104     1,074       65,064 SH          Sole                65,064
The South Financial Group, Inc      COM       837841105       727      660,700 SH          Sole               660,700
Thermo Fisher Scientific Inc.       COM       883556102    21,438      601,000 SH          Sole               601,000
Universal Health Services, Inc      COM       913903100    38,539    1,005,200 SH          Sole             1,005,200
WSFS Financial Corp.                COM       929328102     1,085       48,546 SH          Sole                48,546
Willis Group Holdings Ltd           COM       G96655108    33,079    1,503,600 SH          Sole             1,503,600
iShares Russell 2000 Index Fun      COM       464287655     8,410      200,000 SH          Sole               200,000
The South Financial Corp.           ConvPref  837841303       315        1,922 SH          Sole                 1,922